ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

February 17, 2022	Benjamin Niehaus T +1 617 235 4675 Benjamin.Niehaus@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0505

Re:	PIMCO California Flexible Municipal Income Fund

Registration Statement on Form N-2

Ladies and Gentlemen:

On behalf of PIMCO California Flexible Municipal Income Fund, a Massachusetts business trust (the “Fund”), we are today filing via EDGAR an Initial Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”). Earlier today, we filed a Form N-8A pursuant to the 1940 Act on behalf of the Fund.

No registration fees are required in connection with this filing. Please direct any questions or comments regarding this filing to me at (617) 235-4675 or to David C. Sullivan at (617) 951-7362. Thank you for your attention in this matter.

Very truly yours,

/s/ Benjamin Niehaus

Benjamin Niehaus

cc:	Ryan G. Leshaw, Esq.

Timothy Bekkers, Esq.

David C. Sullivan, Esq.